CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net earnings for the year	$ 116,720	$ 31,301
Income tax expense (Note 20)	6,526	6,064
Depreciation (Note 11)	21,348	1,937
Share-based compensation expense	4,190	2,398
Unrealized foreign exchange losses (gains)	7,942	(21,868)
Interest income	(4,035)	(2,811)
Interest expense (Note 19)	1,461	6,566
Interest paid (Note 21)	(1,461)	(7,568)
Interest received (Note 21)	4,035	2,715
Income taxes paid	(977)	0
Other operating activities (Note 21)	(242)	0
Net change in non-cash working capital items (Note 21)	2,754	(28,644)
Cash flows from (used in) operating activities	158,261	(9,910)
Investing activities
Payments for mineral properties, plant and equipment	(51,257)	(68,489)
Purchase of bullion	(18,674)	0
Proceeds from derivatives	264	0
Cash flows from (used in) investing activities	(69,667)	(68,489)
Financing activities
Common share proceeds	3,131	2,467
Common share repurchases	(7,145)	0
Proceeds from debt (Note 13)	0	49,583
Repayment of debt (Note 13)	(50,000)	(92,860)
Payments of equipment leases	(112)	(159)
Cash flows from (used in) financing activities	(54,126)	(40,969)
Effects of exchange rate changes on cash and cash equivalents	735	(6,386)
Increase (decrease) in cash and cash equivalents	35,203	(125,754)
Cash and cash equivalents at the beginning of the year	50,761	176,515
Cash and cash equivalents at the end of the year	$ 85,964	$ 50,761